PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited)

Voya Credit Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SENIOR LOANS
*
: 64.7%
Auto Components : 0.8%
325,908  Holley Purchaser,
Inc., Initial Term
Loan, 8.710%,
(TSFR1M+3.750%),
11/17/2028 $ 319,215
0.3
227,930  RC Buyer Inc, First
Lien Initial Term
Loan, 8.460%,
(TSFR1M+3.614%),
07/28/2028 227,930
0.2
325,146  RealTruck Goup Inc
(fka Truck Hero), Initial
Term Loan, 8.460%,
(TSFR1M+3.500%),
01/31/2028 323,520
0.3
870,665
0.8
Basic Materials : 1.3%
245,000  A-Ap Buyer, Inc., Initial
Term Loan, 7.854%,
(TSFR3M+7.854%),
09/09/2031 247,144
0.2
180,823  Ineos Quattro Holdings
UK Limited, 2031
Tranche B Dollar
Term Loan, 8.823%,
(TSFR1M+4.250%),
10/01/2031 180,371
0.2
439,409  LSF11 A5 Holdco LLC,
Tranche B, 8.460%,
(TSFR1M+3.614%),
10/16/2028 442,595
0.4
290,000  Paint Intermediate III
LLC, Paint Intermediate/
Wesco Group Cov-
Lite Tlb, 7.522%,
(TSFR3M+3.000%),
12/31/2025 291,631
0.3
22,885
(1)(2)
USALCO LLC,
Delayed Draw
Term Commitment,
09/30/2031 23,120
0.0
222,115  USALCO LLC, Initial
Term Loans, 8.573%,
(TSFR1M+4.000%),
09/30/2031 224,406
0.2
1,409,267
1.3
Building & Development : 0.4%
225,096  Cornerstone
Building Brands Inc,
Tranche B, 8.447%,
(TSFR1M+3.350%),
04/12/2028 212,603
0.2
159,091  LBM Acquisition
LLC, First Lien Initial
Term Loan, 9.097%,
(TSFR1M+3.850%),
12/17/2027 159,533
0.2
372,136
0.4
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Business Equipment & Services : 0.3%
308,555  Ensono LP, First
Lien Initial Term
Loan, 9.361%,
(US0001M+4.000%),
05/26/2028 $ 309,905
0.3
Chemicals & Plastics : 0.5%
248,813  Geon Performance
Solutions LLC,
2024 Refinancing
Term Loan, 9.115%,
(TSFR3M+4.512%),
08/18/2028 250,368
0.2
331,749  Sparta US HoldCo
LLC, First Lien Initial
Term Loan, 8.451%,
(TSFR1M+3.250%),
08/02/2030 334,178
0.3
584,546
0.5
Commodities : 0.7%
587,800  Foundation Building
Materials Inc, 2024
Incremental Term
Loan, 9.252%,
(TSFR1M+4.114%),
01/29/2031 580,558
0.6
147,710  Foundation Building
Materials Inc, Initial
Term Loan (First
Lien), 8.764%,
(TSFR3M+3.512%),
01/31/2028 145,863
0.1
726,421
0.7
Communications : 3.9%
609,896  Arches Buyer Inc,
Refinancing Term
Loan, 8.195%,
(TSFR1M+3.350%),
12/06/2027 600,257
0.5
226,000  Cengage Learning
Inc, 2024 Refinancing
Term Loans, 8.014%,
(TSFR3M+3.500%),
03/24/2031 227,207
0.2
189,050  Cengage Learning Inc,
Tranche B, 9.538%,
(TSFR6M+4.250%),
03/24/2031 190,060
0.2
304,238  Crown Subsea
Communications
Holding Inc, 2024
Term Loan, 9.252%,
(TSFR3M+4.000%),
01/30/2031 308,548
0.3
500,000  GoodRX Inc, 2024
Term Loan, 8.595%,
(TSFR1M+3.750%),
07/10/2029 503,073
0.5

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Communications: (continued)
279,300  Magnite Inc, New
Term Loan, 8.323%,
(TSFR1M+3.750%),
02/06/2031 $ 282,617
0.3
476,207  McGraw-Hill Education
Inc, Tranche B, 8.604%,
(TSFR1M+4.000%),
08/06/2031 482,517
0.4
500,845  MH Sub I LLC,
Tranche B3, 9.095%,
(TSFR1M+4.250%),
05/03/2028 502,191
0.5
650,062  Proofpoint Inc,
Tranche B, 7.845%,
(TSFR1M+3.000%),
08/31/2028 654,396
0.6
278,600  The Knot Worldwide
Inc, Term Loan, 9.611%,
(TSFR1M+4.500%),
01/31/2028 280,689
0.3
150,000  TripAdvisor Inc, Initial
Term B Loan, 7.595%,
(TSFR1M+2.750%),
07/08/2031 150,562
0.1
4,182,117
3.9
Consumer, Cyclical : 8.3%
248,007  ABG Intermediate
Holdings 2 LLC,
2024 Refinancing
Term Loan, 7.997%,
(TSFR1M+2.750%),
12/21/2028 250,576
0.2
301,956  Alterra Mountain
Company, Series B-7
Term Loan, 7.573%,
(TSFR1M+3.000%),
05/31/2030 303,465
0.3
104,738  Amer Sports Company,
Initial Usd Term
Loans, 8.346%,
(TSFR3M+3.250%),
02/17/2031 105,196
0.1
76,062  American Airlines
Inc, Initial Term
Loan, 10.294%,
(TSFR3M+5.012%),
04/20/2028 78,590
0.1
340,688  American Greetings
Corporation, Tranche C
Term Loan, 10.595%,
(TSFR1M+5.750%),
10/23/2029 343,669
0.3
373,585  Ascend Learning LLC,
Tranche B, 13.850%,
(TSFR1M+3.600%),
12/11/2028 375,531
0.3
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Cyclical: (continued)
460,644  Bombardier
Recreational
Products Inc,
Tranche B3, 7.595%,
(TSFR1M+2.750%),
12/13/2029 $ 463,283
0.4
148,110  City Football Group
Limited, Tl, 7.969%,
(TSFR1M+3.262%),
07/21/2030 148,048
0.1
450,000  Clarios Global LP,
Tranche B, 7.345%,
(TSFR1M+2.500%),
05/06/2030 453,563
0.4
148,692  ClubCorp Holdings Inc,
Term Loan, 9.865%,
(TSFR3M+5.262%),
09/18/2026 149,316
0.1
570,000
(2)
Crown Finance US
Inc, Term Loan B,
10/31/2031 568,664
0.5
182,012  Dealer Tire Financial
LLC, 2024 Tlb
B-4, 8.345%,
(TSFR1M+3.500%),
06/24/2031 183,529
0.2
1,063  Gates Corporation,
Inital B-5 Dollar
Term Loan, 7.095%,
(TSFR1M+2.250%),
06/04/2031 1,069
0.0
305,000
(2)
Golden State Foods
LLC, Term Loan B,
10/07/2031 307,287
0.3
673,313  Harbor Freight
Tools USA Inc,
Tranche B, 7.345%,
(TSFR1M+2.500%),
06/11/2031 665,431
0.6
298,500  Kodiak BP LLC, 2024-1
Term Loan, 8.595%,
(TSFR3M+3.750%),
03/13/2028 299,316
0.3
320,000
(2)
Kodiak BP LLC, Term
Loan B,
11/27/2031 320,800
0.3
600,000
(2)
LBM Acquisition LLC,
Incremental Term Loan
B,
06/06/2031 592,447
0.6
335,000  Lc Ahab Us Bidco
LLC, Initial Term
Loan, 8.345%,
(TSFR1M+3.500%),
04/11/2031 337,931
0.3
195,000  Life Time Inc (f/k/a
Life Time Fitness
Inc), 2024 New
Term Loan, 7.152%,
(TSFR1M+2.500%),
11/05/2031 196,280
0.2

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Cyclical: (continued)
707,211  LS Group OPCO
Acquisition LLC, Term
Loan B, 7.845%,
(TSFR1M+3.000%),
04/15/2031 $ 710,194
0.7
270,000  Peer Holding III BV,
Facility B5, 3.046%,
(TSFR3M+3.000%),
07/01/2031 272,138
0.3
79,600  RealTruck Goup Inc
(fka Truck Hero),
Second Amendment
Incremental Term
Loan, 9.960%,
(TSFR1M+5.000%),
01/31/2028 79,401
0.1
329,975  Scientific Games
Holdings LP,
Tranche B, 8.318%,
(TSFR3M+3.000%),
04/04/2029 331,460
0.3
248,312  TGP Holdings III LLC,
First Lien Closing Date
Term Loan, 8.195%,
(TSFR1M+3.350%),
06/29/2028 235,741
0.2
150,000  UFC Holdings
LLC, Term B-4
Loans, 6.770%,
(TSFR3M+2.250%),
11/14/2031 151,281
0.1
426,129  Whatabrands LLC,
Term Loan B, 7.595%,
(TSFR1M+2.750%),
08/03/2028 428,792
0.4
630,080  White Cap Buyer
LLC, Tranche C
Term Loan, 8.095%,
(TSFR1M+8.095%),
10/19/2029 633,953
0.6
8,986,951
8.3
Consumer, Non-cyclical : 10.4%
350,000
(2)
ADMI Corp, Amendment
No 5 Term Loan,
12/23/2027 345,187
0.3
342,222
(2)
ADMI Corp, Incremental
Term Loan,
12/23/2027 335,912
0.3
399,000  Auris Luxembourg
III SARL, Facility
B6 Loan, 8.177%,
(TSFR6M+3.750%),
02/28/2029 403,364
0.4
496,193  Bausch & Lomb
Corporation, Initial
Term Loan, 8.270%,
(TSFR1M+3.350%),
05/10/2027 498,267
0.5
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
500,000
(2)
Bausch Health
Companies Inc, Second
Amendment Term
Loans,
02/01/2027 $ 493,687
0.5
364,083  CHG Healthcare
Services Inc, 2024
Term Loan, 8.460%,
(TSFR1M+3.614%),
09/29/2028 367,809
0.3
104,475  Cimpress PLC, 2024
Refinancing Tranche
B-1 Term Loan, 7.845%,
(TSFR1M+3.000%),
05/17/2028 105,193
0.1
606,451  Cotiviti Inc,
Tranche B, 8.451%,
(TSFR1M+3.250%),
08/27/2025 608,473
0.6
284,288  Fiesta Purchaser,
Inc., Initial Term
Loan, 8.845%,
(TSFR1M+4.000%),
02/12/2031 286,442
0.3
137,125  Fleet Midco I Ltd.,
Facility B2 Term
Loan, 7.578%,
(TSFR6M+2.750%),
02/21/2031 137,639
0.1
124,375  Fugue Finance
LLC, Dollar Term
B-2 Loan, 8.807%,
(TSFR3M+3.750%),
02/26/2031 125,401
0.1
221,256  Fugue Finance LLC,
Term B USD, 9.057%,
(TSFR3M+4.000%),
01/31/2028 223,123
0.2
499,637  Global Medical
Response Inc,
Tranche B, 10.844%,
(TSFR1M+3.500%),
10/02/2028 502,291
0.5
41,635
(1)(2)
Hanger Inc, Delayed
Draw Term Loan,
10/15/2031 42,093
0.0
323,365  Hanger Inc, Initial
Term Loan, 8.073%,
(TSFR1M+3.500%),
10/15/2031 326,922
0.3
368,150  HomeServe USA
Holding Corp.,
Amendment No.1
Refinancing Term
Loan, 7.211%,
(TSFR1M+2.500%),
10/21/2030 370,221
0.4
313,337  Kuehg Corp., Term
Loan, 7.839%,
(TSFR3M+3.250%),
06/12/2030 316,814
0.3

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
450,000
(2)
Latham Pool Products
Inc, Initial Term Loans,
(TSFR1M+8.695%),
02/23/2029 $ 443,438
0.4
244,388  LifePoint Health Inc,
Tranche B, 8.965%,
(TSFR1M+4.000%),
05/19/2031 245,380
0.2
224,422  Medrisk Inc, First
Lien Initial Term
Loan, 8.695%,
(TSFR1M+8.695%),
05/10/2028 226,065
0.2
149,625  Mister Car Wash
Holdings Inc, 2024
Refinancing Term
Loans, 7.845%,
(TSFR1M+3.000%),
03/21/2031 150,202
0.1
500,000
(2)
Neptune Bidco Us
Inc., Term B Loans,
(TSFR3M+2.500%),
04/11/2029 456,094
0.4
184,524  Packaging Coordinators
Midco Inc., 2024
Replacement Term
Loan, 8.095%,
(TSFR3M+3.250%),
11/30/2027 185,744
0.2
149,625  Radnet Management
Inc, Term Loan
B, 7.779%,
(TSFR3M+2.500%),
04/18/2031 150,427
0.1
43,667
(1)(2)
Raven Acquisition
Holdings, LLC, 2024
Delayed Draw Term
Loan Commitment,
11/30/2031 43,921
0.0
611,333  Raven Acquisition
Holdings, LLC, Initial
Term Loans, 7.860%,
(TSFR1M+3.250%),
11/30/2031 614,899
0.6
195,000  Resonetics LLC, Term
B Loans, 8.715%,
(TSFR1M+3.750%),
06/06/2031 197,072
0.2
240,663  RXB Holdings Inc,
First Lien Initial
Term Loan, 9.469%,
(TSFR1M+4.614%),
12/20/2027 241,565
0.2
189,525  Sigma Bidco BV,
Facility B 10, 9.302%,
(SOFRRATE+4.410%),
01/03/2028 190,502
0.2
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
550,000  Sotera Health Holdings
LLC, 2024 Refinancing
Term Loans, 8.095%,
(TSFR1M+3.250%),
05/30/2031 $ 551,203
0.5
400,000
(2)
Southern Veterinary
Partners, LLC, New
Term Loan,
12/04/2031 404,350
0.4
282,667  Spring Education
Group Inc, Initial
Term Loans, 8.604%,
(TSFR3M+4.000%),
10/04/2030 284,752
0.3
11,739
(1)(2)
US Fertility Enterprises
LLC, Initial Delayed
Draw Term Loan,
10/07/2031 11,710
0.0
258,261  US Fertility
Enterprises LLC,
Term Loan B, 9.158%,
(TSFR3M+4.500%),
10/07/2031 260,843
0.3
148,877  VetStrategy
Canada Holdings,
Tranche B, 9.393%,
(TSFR3M+4.750%),
12/06/2028 150,304
0.1
216,159
(2)
Viant Medical Holdings
Inc, Term Loan B,
10/15/2031 218,996
0.2
663,338  Wand NewCo 3
Inc, Initial Term
Loan, 7.854%,
(TSFR1M+3.250%),
01/30/2031 668,675
0.6
11,184,980
10.4
Containers & Glass Products : 1.5%
379,831  Clydesdale Acquisition
Holdings, Inc., Term
B Loan, 8.020%,
(TSFR1M+3.175%),
04/13/2029 382,593
0.4
118,973  Plaze Inc, 2021-1
Term Loan, 8.710%,
(TSFR1M+3.750%),
08/03/2026 110,050
0.1
591,254  ProAmpac PG
Borrower LLC, 2024
Term Loan B, 9.118%,
(TSFR3M+4.000%),
09/15/2028 594,118
0.5
549,904
(2)
TricorBraun
Inc, Term Loan,
(TSFR1M+3.250%),
03/03/2028 549,811
0.5
1,636,572
1.5

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Diversified : 0.4%
462,675  First Eagle Holdings
Inc, Tranche B-2
Term Loans, 8.335%,
(TSFR3M+3.000%),
03/05/2029 $ 464,865
0.4
Electronics/Electrical : 0.9%
193,326  Chariot Buyer LLC,
Tranche B, 8.600%,
(TSFR1M+3.250%),
11/03/2028 194,534
0.2
200,000  DG Investment
Intermediate Holdings 2
Inc, Second Lien Initial
Term Loan, 11.710%,
(TSFR1M+6.864%),
03/30/2029 197,125
0.2
293,966  DG Investment
Intermediate Holdings 2
Inc, Tranche B, 9.111%,
(TSFR1M+3.864%),
03/31/2028 297,457
0.2
324,283  VC GB Holdings I
Corp, First Lien Initial
Term Loan, 8.365%,
(TSFR3M+3.262%),
07/21/2028 324,891
0.3
1,014,007
0.9
Energy : 2.3%
307,828  Brazos Delaware II LLC,
Term Loan B, 8.255%,
(TSFR6M+3.500%),
02/11/2030 310,522
0.3
185,000  CPPIB OVM Member
U.S. LLC, Initial
Term Loans, 7.854%,
(TSFR3M+3.250%),
08/20/2031 185,578
0.2
330,000
(2)
Emg Utica Midstream
Holdings, LLC, Term
Loan B,
10/31/2029 330,000
0.3
170,000  Epic Crude Services
LP, Term Loan, 7.656%,
(TSFR3M+3.000%),
10/09/2031 171,424
0.1
168,874  GIP Pilot Acquisition
Partners, L.P.,
Tranche B, 7.818%,
(TSFR3M+2.500%),
10/04/2030 170,352
0.1
339,150  Goodnight Water
Solutions Holdings,
LLC, Initial Term
Loans, 10.095%,
(TSFR3M+5.250%),
06/04/2029 340,422
0.3
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Energy: (continued)
205,000  MRC Global (US) Inc.,
Term Loan, 7.931%,
(TSFR6M+3.500%),
10/24/2031 $ 205,512
0.2
210,000  NGP XI Midstream
Holdings LLC, Initial
Term Loan, 8.604%,
(TSFR2M+4.000%),
07/25/2031 210,919
0.2
300,000  Rockpoint Gas Storage
Partners LP, Initial
Term Loan, 7.985%,
(TSFR3M+3.500%),
09/12/2031 302,362
0.3
295,000  WaterBridge Midstream
Operating LLC, Term
Loan B, 9.393%,
(TSFR3M+4.750%),
06/27/2029 295,829
0.3
2,522,920
2.3
Financial : 5.1%
150,000  AAL Delaware
Holdco Inc, Initial
Term Loan, 8.345%,
(TSFR1M+3.500%),
07/30/2031 151,500
0.1
586,234  Alliant Holdings
Intermediate LLC, New
Term Loan B6, 7.349%,
(TSFR1M+2.750%),
09/19/2031 590,045
0.5
149,624  Aretec Group Inc, Term
B-2 Loan, 8.573%,
(TSFR1M+4.000%),
08/09/2030 150,711
0.1
770,502  AssuredPartners Inc.,
Tranche B5, 8.345%,
(TSFR1M+3.500%),
02/14/2031 776,521
0.7
10,329
(1)
Chrysaor Bidco
S.A R.L., (Usd)
Delayed Tl, 8.830%,
(TSFR1M+3.500%),
05/14/2031 10,403
0.0
139,671  Chrysaor Bidco S.A
R.L., (Usd) Tlb, 8.830%,
(TSFR1M+3.500%),
05/14/2031 140,666
0.1
435,000
(2)
Cpi Holdco B, LLC,
Incremental Term Loan
B,
10/24/2031 437,175
0.4
274,313  Cushman &Amp;
Wakefield U.S.
Borrower, LLC, 2024 - 3
Term Loan, 7.823%,
(TSFR1M+3.250%),
01/31/2030 275,512
0.3

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Financial: (continued)
125,000  Edelman Financial
Engines Center LLC
(The), 2024 Refinancing
Term Loans, 10.095%,
(TSFR1M+5.250%),
10/06/2028 $ 125,742
0.1
435,750  Edelman Financial
Engines Center
LLC (The), Term
Loan B, 8.095%,
(TSFR1M+8.095%),
04/07/2028 438,921
0.4
155,000  Grant Thornton
Advisors LLC, Initial
Term Loan, 8.095%,
(TSFR1M+3.250%),
06/02/2031 156,130
0.1
222,941  Guardian US
Holdco, Initial Term
Loan, 8.830%,
(TSFR3M+3.500%),
01/31/2030 224,056
0.2
286,170  HighTower Holding
LLC, 2024 Term
Loan B, 8.748%,
(TSFR3M+3.500%),
08/21/2028 288,615
0.3
600,474  HUB International Ltd,
Tranche B, 8.255%,
(TSFR2M+3.000%),
06/20/2030 605,503
0.6
398,964  Jane Street Group
LLC, Repriced Term
Loan, 6.685%,
(TSFR1M+2.000%),
01/26/2028 400,730
0.4
293,174  Osaic Holdings Inc
(f/k/a Advisor Group
Holdings Inc), Term
B-3 Loan, 9.247%,
(TSFR1M+4.000%),
08/17/2028 294,525
0.3
168,725  Overdrive, Inc.,
New First Lien Term
Loan, 9.170%,
(TSFR1M+4.250%),
06/15/2028 169,955
0.2
78,947  Truist Insurance
Holdings, LLC, Initial
Term Loans (Second
Lien), 9.354%,
(TSFR3M+4.750%),
05/06/2032 80,921
0.1
176,976  Truist Insurance
Holdings, LLC,
Tranche B, 7.854%,
(TSFR3M+3.250%),
05/06/2031 177,916
0.2
5,495,547
5.1
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Food Products : 0.9%
301,183  BCPE North Star
US Holdco 2 Inc,,
First Lien Initial Term
Loan, 11.250%,
(TSFR1M+4.114%),
06/09/2028 $ 282,736
0.3
483,743  CHG PPC Parent LLC,
Tranche B, 8.361%,
(TSFR1M+3.114%),
12/08/2028 484,650
0.4
247,497  Primary Products
Finance LLC, 2024
Replacement Term
B Loan, 8.971%,
(TSFR3M+3.650%),
04/01/2029 248,889
0.2
1,016,275
0.9
Health Care : 2.7%
73,079  Amneal
Pharmaceuticals
LLC, Initial Term
Loan, 8.460%,
(TSFR1M+3.614%),
05/04/2025 74,906
0.1
674,501  AthenaHealth
Group Inc, Initial
Term Loan, 8.497%,
(TSFR1M+3.250%),
02/15/2029 678,155
0.6
500,000
(2)
Embecta Corp,
Initial Term Loan,
(TSFR1M+3.000%),
03/30/2029 496,328
0.5
207,474  Gloves Buyer Inc,
Tranche B, 9.361%,
(TSFR1M+4.114%),
12/29/2027 207,993
0.2
12,531  National Mentor
Holdings Inc, First
Lien Initial Term
C Loan, 8.454%,
(TSFR3M+3.850%),
03/02/2028 12,400
0.0
435,966  National Mentor
Holdings Inc, First
Lien Initial Term
Loan, 9.097%,
(TSFR1M+3.850%),
03/02/2028 431,424
0.4
366,894  Pacific Dental Services
LLC, Refinancing
Term Loan, 8.590%,
(TSFR1M+3.250%),
03/15/2031 370,028
0.3
628,532  Phoenix Guarantor
Inc, Tranche B-4
Term Loan, 8.095%,
(TSFR1M+3.250%),
02/21/2031 634,253
0.6

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Health Care: (continued)
23,841
(1)(2)
Viant Medical Holdings
Inc, Delayed Draw
Term Commitment,
10/15/2031 $ 24,154
0.0
2,929,641
2.7
Industrial : 8.5%
410,000  Alliance Laundry
Systems LLC,
Tranche B, 8.345%,
(TSFR3M+3.500%),
08/19/2031 414,151
0.4
563,588  Altium Packaging LLC,
2024 Refinancing
Term Loan, 7.345%,
(TSFR1M+2.500%),
06/11/2031 564,292
0.5
277,195  Anticimex Inc,
Facility B6, 8.252%,
(SOFRRATE+3.400%),
11/16/2028 279,216
0.3
220,000  Azorra Soar TLB
FInance Limited, Initial
Term Loans, 8.132%,
(TSFR3M+3.500%),
10/10/2029 219,175
0.2
518,521  Belfor Holdings Inc,
Initial Tranche B-1
Term Loan, 9.000%,
(TSFR1M+3.750%),
11/01/2030 521,761
0.5
152,680  Brown Group
Holding LLC,
Tranche B2, 7.807%,
(TSFR3M+2.750%),
07/02/2029 153,503
0.1
383,075  Chariot Buyer LLC,
Tranche B, 8.345%,
(TSFR1M+3.500%),
11/03/2028 384,325
0.4
190,000  Construction Partners
Inc, Closing Date
Loans, 7.172%,
(TSFR1M+2.500%),
11/03/2031 190,594
0.2
355,000  Crown Equipment
Corporation, Initial
Term Loan, 7.122%,
(TSFR1M+2.500%),
10/02/2031 357,515
0.3
260,800  Dynasty Acquisition
Co Inc, Initial Term
B-1 Loan, 6.823%,
(TSFR1M+2.250%),
10/31/2031 262,919
0.2
99,200  Dynasty Acquisition
Co Inc, Initial Term
B-2 Loan, 6.823%,
(TSFR1M+2.250%),
10/31/2031 99,324
0.1
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Industrial: (continued)
155,000  EMRLD Borrower LP,
Second Amendment
Incremental Term
Loans, 7.560%,
(TSFR3M+2.500%),
08/04/2031 $ 155,355
0.1
146,667  Gulfside Supply
Inc, Initial Term
Loan, 8.286%,
(TSFR3M+3.000%),
06/17/2031 147,858
0.1
299,250  Husky Injection
Molding Systems Ltd,
Tranche B, 10.326%,
(TSFR6M+5.000%),
02/15/2029 301,681
0.3
119,858  Ingram Micro Inc, 2024
Term Loan B, 7.564%,
(TSFR3M+2.750%),
09/22/2031 120,495
0.1
268,312  Kenan Advantage
Group Inc (The), Term
Loan B4, 8.095%,
(TSFR1M+3.250%),
01/25/2029 268,759
0.2
160,608  Lsf11 Trinity Bidco,
Inc., 2024 Term
Loan B, 8.420%,
(TSFR1M+3.500%),
06/14/2030 161,110
0.2
465,000
(2)
Lsf12 Crown Us
Commercial Bidco,
LLC, Term Loan B,
10/14/2031 463,838
0.4
143,885  Madison Iaq LLC,
Tranche B, 7.889%,
(TSFR6M+2.750%),
06/21/2028 144,762
0.1
150,000  Madison Safety &
Flow LLC, Initial
Term Loan, 7.823%,
(TSFR1M+3.250%),
09/26/2031 151,688
0.1
159,600  MI Windows and
Doors LLC, Tranche
B2, 8.345%,
(TSFR1M+3.500%),
03/28/2031 161,229
0.2
210,000
(2)
Nvent Electric Public
Limited Company, Term
Loan B,
09/12/2031 212,625
0.2
246,231  Oscar AcquisitionCo
LLC, Term B
Loan, 8.854%,
(TSFR3M+4.250%),
04/29/2029 244,058
0.2

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Industrial: (continued)
184,249  Pactiv Evergreen
Group Holdings Inc.,
Tranch B-4 U.S.
Term Loans, 7.747%,
(TSFR1M+2.500%),
09/24/2028 $ 185,804
0.2
488,914  Pro Mach Group
Inc, Refinancing
Term Loan, 8.073%,
(TSFR1M+3.500%),
08/31/2028 494,982
0.5
410,885  Service Logic
Acquisition Inc, 2024
Term Loan B, 8.073%,
(TSFR1M+3.500%),
10/29/2027 413,966
0.4
212,053  SPX Flow, Inc., Cov-
Lite Tlb, 8.345%,
(TSFR1M+3.500%),
04/05/2029 213,834
0.2
375,000  Third Coast
Infrastructure
LLC, Initial Term
Loan, 8.823%,
(TSFR1M+4.250%),
09/25/2030 376,875
0.4
539,215  TK Elevator Midco
Gmbh, Facility  B2
(USD), 8.588%,
(TSFR6M+3.500%),
04/30/2030 543,815
0.5
527,000  Trident TPI Holdings
Inc, Tranche B-7
Term Loan, 8.188%,
(TSFR6M+3.750%),
09/15/2028 533,093
0.5
92,397  Vertex Aerospace
Services Corp, 2023
Term Loan, 7.596%,
(TSFR1M+2.750%),
12/06/2030 92,765
0.1
335,000  Wilsonart LLC, Initial
Term Loans, 8.854%,
(TSFR1M+4.250%),
08/05/2031 333,576
0.3
9,168,943
8.5
Insurance : 0.6%
615,000  Sedgwick Claims
Management
Services Inc, 2024
Term Loan, 8.250%,
(TSFR3M+3.750%),
07/31/2031 619,709
0.6
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Leisure Good/Activities/Movies : 0.3%
5,997
(3)
24 Hour Fitness
Worldwide Inc, 2021
Exit Delayed Draw
Term Loan, 19.600%,
(TSFR3M+14.262%),
09/30/2026 $ —
—
315,959  Cinemark USA Inc,
Term Loan, 8.095%,
(TSFR1M+3.250%),
05/24/2030 317,369
0.3
317,369
0.3
Lodging & Casinos : 0.6%
386,988  Fertitta Entertainment
LLC, Tranche
B, 8.847%,
(TSFR1M+3.750%),
01/29/2029 389,619
0.4
217,591  Flynn Restaurant
Group LP, 2021 New
Term Loan, 9.210%,
(TSFR1M+4.364%),
12/01/2028 218,270
0.2
607,889
0.6
Radio & Television : 0.8%
327,304  DirectV Financing
LLC, Closing Date
Term Loan, 10.360%,
(TSFR1M+5.114%),
08/02/2027 330,925
0.3
193,598  Gray Television Inc,
Tranche D, 8.315%,
(TSFR1M+3.113%),
12/01/2028 179,051
0.2
296,598  Houghton Mifflin
Harcourt Company,
First Lien Term B
Loan, 10.195%,
(TSFR1M+5.350%),
04/09/2029 292,149
0.3
802,125
0.8
Retailers (Except Food & Drug) : 1.5%
468,021  Great Outdoors
Group LLC, Term
B-2 Loan, 9.110%,
(TSFR1M+3.864%),
03/06/2028 470,873
0.4
631,545
(2)
Leslie's Poolmart Inc,
Initial Term Loan,
(TSFR1M+2.750%),
03/09/2028 602,336
0.6
548,603  Petco Health and
Wellness Company Inc,
Tranche B, 8.115%,
(TSFR3M+3.512%),
03/06/2028 526,110
0.5
1,599,319
1.5

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Technology : 10.2%
225,000  Altar Bidco Inc,
Second Lien Initial
Term Loan, 10.400%,
(TSFR12M+5.600%),
02/01/2030 $ 218,672
0.2
349,123  AMC Entertainment
Holdings Inc, Initial
Exchange Term
Loan, 11.595%,
(TSFR1M+7.000%),
01/04/2029 354,796
0.3
120,000  Applied Systems Inc,
Initial Term Loan (2024)
(Second Lien), 9.854%,
(TSFR3M+5.250%),
02/23/2032 123,795
0.1
498,750  Applied Systems Inc,
Tranche B, 7.604%,
(TSFR1M+3.000%),
02/24/2031 503,501
0.5
255,000  Asurion LLC,
Second Lien Term
Loan B3, 10.210%,
(TSFR1M+5.364%),
01/31/2028 251,111
0.2
240,000
(2)
Cloud Software Group
Inc, Add-On Term Loan
B,
03/22/2031 241,050
0.2
225,000  Cloud Software Group
Inc, Incremental
Term B, 8.309%,
(TSFR1M+3.750%),
03/24/2031 225,984
0.2
346,125  Cloud Software
Group Inc, Term
Loan B, 9.335%,
(TSFR3M+4.000%),
03/30/2029 347,666
0.3
402,443  Connectwise,
LLC, Initial Term
Loan, 9.096%,
(TSFR3M+3.762%),
09/29/2028 404,757
0.4
456,616  Constant Contact
Inc, First Lien Initial
Term Loan, 9.566%,
(TSFR3M+4.262%),
02/10/2028 441,206
0.4
555,000
(2)
Darktrace Plc, Term
Loan,
07/02/2031 555,997
0.5
385,000  Dragon Buyer, Inc.,
Term Loan, 7.854%,
(TSFR3M+3.250%),
09/30/2031 386,203
0.4
281,611  ECI Macola / Max
Holding LLC, Term
Loan, 7.842%,
(TSFR3M+3.250%),
05/31/2030 284,276
0.3
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Technology: (continued)
270,000
(2)
Envestnet, Inc., Term
Loan,
09/19/2031 $ 272,278
0.3
624,241  Epicor Software
Corporation, Term
E Loans, 8.095%,
(TSFR1M+3.250%),
05/30/2031 629,435
0.6
205,000  Fortress Intermediate
3 Inc., Initial Term
Loan, 8.595%,
(TSFR1M+3.750%),
06/27/2031 205,833
0.2
506,145  Genesys Cloud
Services Holdings II
LLC (f/k/a Greeneden
US Holdings II LLC),
Initial 2024 Incremental
No. 3 Dollar Term
Loan, 7.573%,
(TSFR1M+3.000%),
12/01/2027 511,153
0.5
240,000  Icon Parent I, Initial
Term Loan, 7.516%,
(TSFR3M+3.000%),
09/11/2031 241,900
0.2
445,000  Indy Us Bidco, LLC,
Ninth Amend Dollar
Term Loan, 9.595%,
(TSFR1M+4.750%),
03/06/2028 445,695
0.4
149,250  Lorca Telecom
Bidco S.A., Facility
B4 Loan, 8.104%,
(TSFR3M+3.500%),
03/25/2031 150,183
0.1
185,000
(2)
Minerals Technologies
Inc., Term Loan B,
12/01/2031 186,041
0.2
360,000
(2)
Neon Maple Purchaser
Inc, Tranche B-1 Term
Loan,
07/18/2031 362,430
0.3
479,773  PointClickCare
Technologies Inc, 2024-
1 Term Loan, 7.821%,
(TSFR1M+3.250%),
10/10/2031 482,771
0.5
590,729  Project Boost Purchaser
LLC, 1L Intial Term
Loan, 8.786%,
(TSFR3M+3.500%),
07/16/2031 596,769
0.6
222,739  Project Ruby
Ultimate Parent Corp,
Incremental Term
B-3 Loan, 8.460%,
(TSFR1M+3.614%),
03/10/2028 223,748
0.2

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Technology: (continued)
697,692  RealPage Inc, First
Lien Initial Term
Loan, 7.960%,
(TSFR1M+3.114%),
04/24/2028 $ 694,553
0.6
328,342  Rocket Software Inc,
Tranche B, 9.595%,
(TSFR1M+4.750%),
11/28/2028 331,010
0.3
263,138  Skillsoft Finance
II Inc, Initial Term
Loan, 10.219%,
(TSFR1M+5.364%),
07/14/2028 212,895
0.2
470,000
(2)
Sophos Holdings,
LLC, Incremental Tl,
03/05/2027 472,388
0.4
235,000  Thunder Generation
Funding LLC, Term
Loan B, 7.610%,
(TSFR3M+3.000%),
10/03/2031 236,958
0.2
397,763  Waystar Technologies
Inc, Tranche B, 7.595%,
(TSFR1M+2.750%),
10/22/2029 399,876
0.4
10,994,930
10.2
Telecommunications : 1.0%
394,641  CCI Buyer Inc, First
Lien Initial Term
Loan, 8.604%,
(TSFR3M+4.000%),
12/17/2027 397,847
0.4
650,000  Zayo Group Holdings
Inc, Initial Dollar
Term Loan, 7.687%,
(TSFR1M+3.000%),
03/09/2027 623,025
0.6
1,020,872
1.0
Utilities : 0.8%
292,764  Bip Pipeco
Holdings LLC, Term
Loan, 7.818%,
(TSFR3M+2.500%),
12/05/2030 294,106
0.3
254,363  Discovery Energy
Holding Corporation,
Initial Dollar Term
Loan, 9.354%,
(TSFR3M+4.750%),
05/01/2031 257,224
0.2
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Utilities: (continued)
315,000  Lightning Power,
LLC, Initial Term
B Loan, 8.346%,
(TSFR3M+3.250%),
08/18/2031 $ 317,953
0.3
869,283
0.8
Total Senior Loans
(Cost $69,120,187)
69,707,254
64.7
CORPORATE BONDS/NOTES : 62.8%
Basic Materials : 4.1%
370,000
(4)
Avient Corp., 6.250%,
11/01/2031 374,380
0.3
390,000
(4)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 369,200
0.3
75,000
(4)
Cleveland-Cliffs, Inc.,
6.875%,
11/01/2029 75,581
0.1
250,000
(4)
Constellium SE,
5.625%,
06/15/2028 246,876
0.2
425,000
(4)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 419,184
0.4
150,000
(4)(5)
Iris Holdings, Inc.,
8.750% (PIK Rate
9.500%, Cash Rate
8.750%),
02/15/2026 150,826
0.1
170,000
(4)
Mativ Holdings, Inc.,
8.000%,
10/01/2029 171,616
0.2
330,000
(4)
NOVA Chemicals Corp.,
7.000%,
12/01/2031 337,530
0.3
475,000
(4)
Novelis Corp., 4.750%,
01/30/2030 448,281
0.4
275,000
(4)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 255,373
0.2
445,000  Olin Corp., 5.625%,
08/01/2029 441,987
0.4
400,000
(4)
Olympus Water US
Holding Corp., 4.250%,
10/01/2028 375,947
0.4
200,000
(4)
SNF Group SACA,
3.375%,
03/15/2030 179,364
0.2
200,000
(4)
SPCM SA, 3.125%,
03/15/2027 190,738
0.2
57,000
(4)
Trinseo Materials
Operating SCA / Trinseo
Materials Finance, Inc.,
5.375%,
09/01/2025 51,603
0.1
330,000
(4)
Tronox, Inc., 4.625%,
03/15/2029 304,195
0.3
4,392,681
4.1
Communications : 7.5%
250,000
(4)
Altice Financing SA,
5.750%,
08/15/2029 189,651
0.2
180,000
(4)
Arches Buyer, Inc.,
6.125%,
12/01/2028 163,151
0.1
138,000
(4)
Beasley Mezzanine
Holdings LLC, 9.200%,
08/01/2028 71,243
0.1

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
400,000
(4)
Cablevision Lightpath
LLC, 5.625%,
09/15/2028 $ 372,457
0.3
1,525,000
(4)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.750%,
03/01/2030 1,417,989
1.3
350,000
(4)
Connect Finco Sarl /
Connect US Finco LLC,
9.000%,
09/15/2029 323,443
0.3
580,000
(4)
CSC Holdings LLC,
5.500%,
04/15/2027 526,768
0.5
525,000
(4)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 516,323
0.5
330,000  EchoStar Corp.,
10.750%,
11/30/2029 357,258
0.3
350,000  Lamar Media Corp.,
4.000%,
02/15/2030 324,163
0.3
115,000
(4)
Level 3 Financing, Inc.,
10.500%,
05/15/2030 126,787
0.1
325,000
(4)
Match Group Holdings
II LLC, 5.625%,
02/15/2029 322,185
0.3
200,000
(4)
McGraw-Hill Education,
Inc., 8.000%,
08/01/2029 202,506
0.2
345,000
(4)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 324,346
0.3
475,000
(4)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 467,286
0.4
345,000
(4)
Stagwell Global LLC,
5.625%,
08/15/2029 332,897
0.3
625,000
(4)
Univision
Communications, Inc.,
6.625%,
06/01/2027 623,280
0.6
375,000
(4)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 342,810
0.3
600,000
(4)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 529,189
0.5
275,000
(4)
Windstream Escrow
LLC / Windstream
Escrow Finance Corp.,
8.250%,
10/01/2031 287,331
0.3
330,000
(4)
Zayo Group Holdings,
Inc., 6.125%,
03/01/2028 304,725
0.3
8,125,788
7.5
Consumer, Cyclical : 11.7%
100,000
(4)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 90,908
0.1
250,000
(4)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 254,377
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
400,000
(4)
Adient Global
Holdings Ltd., 4.875%,
08/15/2026 $ 396,009
0.4
375,000
(4)
Allison Transmission,
Inc., 5.875%,
06/01/2029 377,629
0.4
347,500
(4)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 347,628
0.3
400,000  Asbury Automotive
Group, Inc., 4.500%,
03/01/2028 389,104
0.4
565,000
(4)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 532,504
0.5
250,000
(4)
Caesars Entertainment,
Inc., 6.500%,
02/15/2032 255,208
0.2
800,000
(4)
Carnival Corp., 4.000%,
08/01/2028 762,129
0.7
150,000
(4)
CCM Merger, Inc.,
6.375%,
05/01/2026 150,398
0.1
135,000
(4)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 141,620
0.1
300,000
(4)
eG Global Finance PLC,
12.000%,
11/30/2028 336,624
0.3
300,000
(4)
Gap, Inc., 3.625%,
10/01/2029 272,847
0.3
350,000
(4)
Group 1 Automotive,
Inc., 6.375%,
01/15/2030 354,824
0.3
300,000
(4)
Installed Building
Products, Inc., 5.750%,
02/01/2028 297,170
0.3
365,000
(4)
Interface, Inc., 5.500%,
12/01/2028 358,202
0.3
600,000
(4)
International Game
Technology PLC,
6.250%,
01/15/2027 606,500
0.6
375,000
(4)
Lithia Motors, Inc.,
4.375%,
01/15/2031 344,850
0.3
325,000  M/I Homes, Inc.,
4.950%,
02/01/2028 319,991
0.3
325,000
(4)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 310,933
0.3
180,000  MGM Resorts
International, 4.625%,
09/01/2026 179,188
0.2
145,000  MGM Resorts
International, 6.500%,
04/15/2032 146,541
0.1
340,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 328,285
0.3
160,000
(4)
Raising Cane's
Restaurants LLC,
9.375%,
05/01/2029 172,215
0.2

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
765,000
(4)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 $ 764,426
0.7
325,000  Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 332,247
0.3
275,000
(4)
Station Casinos LLC,
4.500%,
02/15/2028 263,318
0.3
365,000
(4)
Taylor Morrison
Communities, Inc.,
5.750%,
01/15/2028 367,432
0.3
400,000
(4)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 372,431
0.4
250,000  United Airlines
Holdings, Inc., 4.875%,
01/15/2025 249,851
0.2
280,000
(4)
Victoria's Secret & Co.,
4.625%,
07/15/2029 253,480
0.2
225,000
(4)
Viking Cruises Ltd.,
5.875%,
09/15/2027 223,639
0.2
430,000
(4)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 379,692
0.4
230,000  Walgreens Boots
Alliance, Inc., 4.800%,
11/18/2044 167,354
0.2
330,000  Walgreens Boots
Alliance, Inc., 8.125%,
08/15/2029 332,508
0.3
330,000
(4)
William Carter Co.,
5.625%,
03/15/2027 331,708
0.3
475,000
(4)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 472,562
0.4
330,000
(4)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 331,735
0.3
12,568,067
11.7
Consumer, Non-cyclical : 13.1%
335,000
(4)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 326,193
0.3
380,000
(4)
AdaptHealth LLC,
4.625%,
08/01/2029 347,085
0.3
465,000
(4)
ADT Security Corp.,
4.125%,
08/01/2029 436,033
0.4
180,000
(4)
AHP Health Partners,
Inc., 5.750%,
07/15/2029 175,432
0.2
675,000
(4)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 673,574
0.6
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
245,000
(4)
Alta Equipment
Group, Inc., 9.000%,
06/01/2029 $ 232,659
0.2
275,000
(4)
APi Group DE, Inc.,
4.750%,
10/15/2029 263,704
0.2
320,000
(4)
BellRing Brands, Inc.,
7.000%,
03/15/2030 332,743
0.3
400,000
(4)
Belron UK Finance
PLC, 5.750%,
10/15/2029 400,798
0.4
110,000
(4)
Brink's Co., 6.500%,
06/15/2029 112,532
0.1
210,000
(4)
Brink's Co., 6.750%,
06/15/2032 214,459
0.2
400,000
(4)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 384,803
0.4
100,000
(4)(5)
Chobani Holdco II LLC,
8.750% (PIK Rate
9.500%, Cash Rate
8.750%),
10/01/2029 105,878
0.1
695,000
(4)
CHS/Community Health
Systems, Inc., 5.625%,
03/15/2027 673,209
0.6
450,000
(4)
Cimpress PLC, 7.375%,
09/15/2032 451,481
0.4
315,000
(4)
CPI CG, Inc., 10.000%,
07/15/2029 334,453
0.3
410,000
(4)
DaVita, Inc., 4.625%,
06/01/2030 384,316
0.4
225,000
(4)
DaVita, Inc., 6.875%,
09/01/2032 232,552
0.2
345,000  Encompass Health
Corp., 4.750%,
02/01/2030 334,222
0.3
125,000
(4)
Fiesta Purchaser, Inc.,
9.625%,
09/15/2032 132,165
0.1
275,000
(4)
Graham Holdings Co.,
5.750%,
06/01/2026 273,991
0.3
400,000
(4)
Jazz Securities DAC,
4.375%,
01/15/2029 380,261
0.4
275,000
(4)
Medline Borrower L.P.,
3.875%,
04/01/2029 257,995
0.2
195,000
(4)
Medline Borrower L.P.,
5.250%,
10/01/2029 190,536
0.2
195,000
(4)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 185,659
0.2
850,000
(4)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 778,744
0.7
350,000
(4)
Performance Food
Group, Inc., 6.125%,
09/15/2032 353,541
0.3
350,000  Perrigo Finance
Unlimited Co. USD,
6.125%,
09/30/2032 349,183
0.3
475,000
(4)
Post Holdings, Inc.,
5.500%,
12/15/2029 463,923
0.4

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
170,000
(4)
Post Holdings, Inc.,
6.250%,
10/15/2034 $ 168,416
0.2
95,000
(4)
Post Holdings, Inc.,
6.375%,
03/01/2033 94,867
0.1
365,000
(4)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 344,235
0.3
180,000
(4)
Select Medical Corp.,
6.250%,
08/15/2026 182,080
0.2
360,000
(4)
Select Medical Corp.,
6.250%,
12/01/2032 360,965
0.3
330,000  Service Corp.
International, 5.750%,
10/15/2032 329,189
0.3
360,000
(4)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 334,581
0.3
220,000
(4)
Teleflex, Inc., 4.250%,
06/01/2028 211,357
0.2
500,000  Tenet Healthcare Corp.,
4.625%,
06/15/2028 485,588
0.5
365,000  Tenet Healthcare Corp.,
6.125%,
10/01/2028 366,207
0.3
350,000
(4)
United Natural
Foods, Inc., 6.750%,
10/15/2028 344,806
0.3
325,000  United Rentals North
America, Inc., 5.250%,
01/15/2030 321,278
0.3
270,000
(4)
US Foods, Inc., 5.750%,
04/15/2033 267,267
0.3
200,000
(4)
Varex Imaging Corp.,
7.875%,
10/15/2027 205,705
0.2
165,000
(4)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 158,907
0.1
200,000
(4)
Williams Scotsman
International, Inc.,
6.125%,
06/15/2025 199,911
0.2
14,157,483
13.1
Energy : 7.6%
425,000
(4)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 424,882
0.4
425,000
(4)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 426,902
0.4
325,000
(4)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 320,006
0.3
315,000
(4)
Baytex Energy Corp.,
8.500%,
04/30/2030 326,808
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
240,000
(4)
Chord Energy Corp.,
6.375%,
06/01/2026 $ 240,948
0.2
325,000
(4)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 328,057
0.3
385,000
(4)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 387,276
0.4
445,000
(4)
DT Midstream, Inc.,
4.125%,
06/15/2029 422,980
0.4
300,000
(4)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 309,196
0.3
320,000
(4)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 328,222
0.3
288,000
(4)
Enerflex Ltd., 9.000%,
10/15/2027 301,623
0.3
380,000
(4)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 399,121
0.4
450,000
(4)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 434,171
0.4
350,000
(4)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 349,579
0.3
310,000
(4)
Kodiak Gas Services
LLC, 7.250%,
02/15/2029 320,693
0.3
330,000
(4)
Matador Resources Co.,
6.875%,
04/15/2028 338,095
0.3
290,000
(4)
Moss Creek Resources
Holdings, Inc., 8.250%,
09/01/2031 285,310
0.3
325,000
(4)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 333,296
0.3
325,000
(4)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 323,599
0.3
110,000
(4)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 110,900
0.1
390,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 372,297
0.3
99,000
(4)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 99,565
0.1
220,000
(4)
Venture Global
Calcasieu Pass LLC,
4.125%,
08/15/2031 200,451
0.2
225,000
(4)
Venture Global
LNG, Inc., 7.000%,
01/15/2030 230,270
0.2

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
540,000
(4)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 $ 564,733
0.5
8,178,980
7.6
Financial : 8.0%
700,000
(4)
Acrisure LLC / Acrisure
Finance, Inc., 6.000%,
08/01/2029 671,237
0.6
150,000
(4)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 153,171
0.1
300,000
(4)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 300,383
0.3
325,000
(4)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 7.375%,
10/01/2032 327,365
0.3
140,000
(4)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 140,675
0.1
195,000
(4)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 188,236
0.2
200,000
(4)
Burford Capital Global
Finance LLC, 6.250%,
04/15/2028 199,583
0.2
325,000
(4)
CI Financial Corp.,
7.500%,
05/30/2029 346,513
0.3
700,000
(4)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 707,060
0.7
265,000
(4)
Freedom Mortgage
Corp., 7.625%,
05/01/2026 267,174
0.3
120,000
(4)
Freedom Mortgage
Holdings LLC, 9.125%,
05/15/2031 124,543
0.1
330,000
(4)
Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp.,
10.000%,
11/15/2029 338,856
0.3
330,000
(4)
Iron Mountain, Inc.,
5.250%,
07/15/2030 320,467
0.3
420,000
(4)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.250%,
02/01/2027 409,133
0.4
400,000
(4)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 391,301
0.4
400,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 5.000%,
10/15/2027 338,354
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
425,000
(4)
Nationstar Mortgage
Holdings, Inc., 5.500%,
08/15/2028 $ 417,948
0.4
575,000  Navient Corp., 5.000%,
03/15/2027 567,748
0.5
825,000  OneMain Finance
Corp., 3.500%,
01/15/2027 793,255
0.7
320,000
(4)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 328,172
0.3
295,000
(4)
PHH Escrow Issuer
LLC, 9.875%,
11/01/2029 285,737
0.3
370,000
(4)
PRA Group, Inc.,
5.000%,
10/01/2029 342,012
0.3
365,000
(4)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 362,692
0.3
300,000
(4)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 309,652
0.3
8,631,267
8.0
Industrial : 6.8%
315,000
(4)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 322,769
0.3
335,000
(4)
Arcosa, Inc., 6.875%,
08/15/2032 346,148
0.3
55,000
(4)
Bombardier, Inc.,
7.250%,
07/01/2031 56,879
0.1
129,000
(4)
Bombardier, Inc.,
7.875%,
04/15/2027 129,425
0.1
350,000
(4)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 344,490
0.3
330,000
(4)
Chart Industries, Inc.,
7.500%,
01/01/2030 345,150
0.3
225,000
(4)
Clean Harbors, Inc.,
5.125%,
07/15/2029 219,942
0.2
375,000
(4)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 370,778
0.3
327,000
(4)
Fortress Transportation
and Infrastructure
Investors LLC, 5.875%,
04/15/2033 323,302
0.3
385,000
(4)
GFL Environmental,
Inc., 4.000%,
08/01/2028 366,736
0.3
275,000
(4)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 268,471
0.3
300,000
(4)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 297,469
0.3

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
390,000
(4)
Imola Merger Corp.,
4.750%,
05/15/2029 $ 374,641
0.4
250,000
(4)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 247,791
0.2
280,000
(4)
Oscar AcquisitionCo
LLC / Oscar Finance,
Inc., 9.500%,
04/15/2030 267,068
0.3
340,000
(4)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 339,149
0.3
375,000
(4)
Sealed Air Corp.,
4.000%,
12/01/2027 360,071
0.3
420,000
(4)
Sensata Technologies
BV, 4.000%,
04/15/2029 391,974
0.4
250,000
(4)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 266,208
0.3
650,000
(4)
Standard Industries,
Inc., 4.750%,
01/15/2028 632,220
0.6
300,000
(4)
Terex Corp., 6.250%,
10/15/2032 300,545
0.3
275,000
(4)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 262,826
0.2
475,000
(4)
Wilsonart LLC,
11.000%,
08/15/2032 469,632
0.4
7,303,684
6.8
Technology : 1.7%
325,000
(4)
Amentum Escrow Corp.,
7.250%,
08/01/2032 334,062
0.3
330,000
(4)
Central Parent, Inc.
/ CDK Global, Inc.,
7.250%,
06/15/2029 332,014
0.3
325,000
(4)
Entegris Escrow Corp.,
5.950%,
06/15/2030 325,863
0.3
495,000
(4)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 456,522
0.4
180,000
(4)
Rocket Software, Inc.,
6.500%,
02/15/2029 170,509
0.2
195,000
(4)
UKG, Inc., 6.875%,
02/01/2031 200,592
0.2
1,819,562
1.7
Utilities : 2.3%
275,000
(4)
Alpha Generation LLC,
6.750%,
10/15/2032 278,786
0.2
645,000
(4)
Calpine Corp., 5.125%,
03/15/2028 630,520
0.6
325,000
(4)
Lightning Power LLC,
7.250%,
08/15/2032 338,992
0.3
175,000
(4)
NRG Energy, Inc.,
6.000%,
02/01/2033 174,182
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
195,000
(4)
NRG Energy, Inc.,
6.250%,
11/01/2034 $ 195,100
0.2
185,000  TransAlta Corp.,
7.750%,
11/15/2029 194,853
0.2
400,000
(4)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 400,366
0.4
305,000
(4)
Vistra Operations
Co. LLC, 6.875%,
04/15/2032 316,702
0.3
2,529,501
2.3
Total Corporate Bonds/
Notes
(Cost $66,260,122)
67,707,013
62.8
ASSET-BACKED SECURITIES : 5.2%
Other Asset-Backed Securities : 5.2%
500,000
(4)(6)
Ares LXXIV CLO Ltd.
2024-74A E, 10.809%,
(TSFR3M + 6.000%),
10/15/2036 510,276
0.5
500,000
(4)(6)
Bain Capital Credit
Clo Ltd. 2024-5A E,
10.759%, (TSFR3M +
6.150%),
10/21/2037 511,250
0.5
500,000
(4)(6)
Bain Capital Credit
CLO Ltd. 2021-1A C,
6.894%, (TSFR3M +
2.262%),
04/18/2034 501,026
0.5
500,000
(4)(6)
Benefit Street Partners
CLO XXVII Ltd. 2022-
27A ER, 10.767%,
(TSFR3M + 6.150%),
10/20/2037 513,861
0.5
350,000
(4)(6)
Carlyle US CLO Ltd.
2024-3A E, 11.704%,
(TSFR3M + 6.400%),
07/25/2036 359,612
0.3
250,000
(2)(4)(6)
Carlyle US CLO Ltd.
2024-7A E, (TSFR3M +
5.500%),
01/15/2037 251,250
0.2
500,000
(4)(6)
Elmwood CLO 33
Ltd. 2024-9RA ER,
10.973%, (TSFR3M +
5.850%),
10/21/2037 514,496
0.5
500,000
(4)(6)
Harmony-Peace Park
CLO Ltd. 2024-1A E,
10.248%, (TSFR3M +
5.700%),
10/20/2037 508,376
0.5
450,000
(4)(6)
Neuberger Berman
Loan Advisers CLO
44 Ltd. 2021-44A D,
Series 2021-44A, Class
D - 144A, 7.759%,
(TSFR3M + 3.112%),
10/16/2034 452,516
0.4

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
250,000
(4)(6)
Octagon 71 Ltd.
2024-1A D1, 8.282%,
(TSFR3M + 3.650%),
04/18/2037 $ 251,901
0.2
250,000
(4)(6)
Octagon 71 Ltd.
2024-1A E, 11.382%,
(TSFR3M + 6.750%),
04/18/2037 254,554
0.2
250,000
(4)(6)
Sixth Street CLO XXIV
Ltd. 2024-24A D,
8.226%, (TSFR3M +
3.600%),
04/23/2037 255,661
0.2
250,000
(4)(6)
Sixth Street CLO XXIV
Ltd. 2024-24A E,
11.276%, (TSFR3M +
6.650%),
04/23/2037 257,155
0.2
500,000
(4)(6)
Symphony CLO 44 Ltd.
2024-44A E, 11.482%,
(TSFR3M + 6.150%),
07/14/2037 507,521
0.5
5,649,455
5.2
Total Asset-Backed
Securities
(Cost $5,497,361)
5,649,455
5.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.2%
Business Equipment & Services : 0.1%
13,045
(3)
Yak Access LLC Series
A
27,721
0.1
1,333
(3)
Yak Access LLC Series
B
2,833
0.0
30,554
0.1
Communication Services : 0.0%
11,088
(7)
Cumulus Media, Inc. —
Class A
8,774
0.0
Consumer Discretionary : 0.1%
135,911
(3)
24 Hour Fitness
Worldwide, Inc.
1,359
0.0
42,856
(3)
Anchor Hocking
Holdings
429
0.0
169
(3)
Travelport Tech Ltd.
119,990
0.1
121,778
0.1
Consumer Staples : 0.0%
1,977,733
(3)
Save-A-Lot, Inc./Moran
Foods
—
0.0
Total Common Stock
(Cost $1,153,034)
161,106
0.2
Shares Value
Percentage
of Net
Assets
PREFERRED STOCK : 0.0%
Consumer Discretionary : 0.0%
181,068
(3)
24 Hour Fitness
Worldwide, Inc.
$ 54
0.0
Total Preferred Stock
(Cost $217,454)
54
0.0
Total Long-Term
Investments
(Cost $142,248,158)
143,224,882
132.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.5%
Mutual Funds : 0.5%
525,728
(8)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.530%
(Cost $525,728) $ 525,728 0.5
Total Short-Term
Investments
(Cost $525,728)
525,728
0.5
Total Investments in
Securities
(Cost $142,773,886) $ 143,750,610 133.4
Liabilities in Excess of
Other Assets
(35,953,021) (33.4)
Net Assets $ 107,797,589 100.0
*
Senior Loans, while exempt from registration under the Securities
Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Secured Overnight Financing Rate ("SOFR") and other short-
term rates.
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
All or a portion of this holding is subject to unfunded loan commitments.
(2)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(5)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(6)
Variable rate security. Rate shown is the rate in effect as of
November 30, 2024.
(7)
Non-income producing security.
(8)
Rate shown is the 7-day yield as of November 30, 2024.

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Credit Income Fund
Reference Rate Abbreviations:
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR2M 2-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
TSFR6M 6-month CME Term Secured Overnight Financing Rate
TSFR12M 12-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Credit Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
November 30,
2024
Asset Table
Investments, at fair value
Common Stock
Business Equipment & Services $ — $ — $ 30,554 $ 30,554
Communication Services 8,774 — — 8,774
Consumer Discretionary — — 121,778 121,778
Consumer Staples — — — —
Total Common Stock 8,774 — 152,332 161,106
Senior Loans — 69,707,254 — 69,707,254
Corporate Bonds/Notes — 67,707,013 — 67,707,013
Asset-Backed Securities — 5,649,455 — 5,649,455
Preferred Stock — — 54 54
Short-Term Investments 525,728 — — 525,728
Total Investments, at fair value $ 534,502 $ 143,063,722 $ 152,386 $ 143,750,610
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,604,035
Gross Unrealized Depreciation (1,627,311)
Net Unrealized Appreciation $ 976,724